Summary of commitments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments	$ 1,939,544	$ 1,713,869
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments	$ 54,381	$ 51,893